Stock Options (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Number of Options
Outstanding Beginning	2,125,001	720,001	720,001	1,267,502
Grants	1,263,000		1,535,000	65,000
Forfeitures	300,000			(55,834)
Exercises	(276,667)		(130,000)	(556,667)
Outstanding Ending	2,811,334		2,125,001	720,001
Exercisable Ending	215,334		237,501
Available for grant Ending			2,072,580
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 2.84	$ 3.06	$ 3.06	$ 2.68
Grants	5.25	$ 2.71	2.71	3.46
Forfeitures	2.90			3.23
Exercises	3.30		2.62	2.22
Weighted-average exercise price Ending	3.87		2.84	$ 3.06
Exercisable Ending	$ 4.84		$ 3.51
Weighted Average Remaining Contractual Term
Outstanding Ending	6 years 9 months 14 days		5 years 3 months 22 days
Exercisable Ending	8 years 4 months 16 days		6 years 4 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 5,154,075		$ 2,969,800
Exercisable Ending	$ 193,975		$ 233,900